Note 10 - Equity Method Investments (Tables)	12 Months Ended
Dec. 31, 2023
Equity Method Investments [Abstract]
Equity Method Investments [Table Text Block]
The companies accounted for as equity method investments, all of which are incorporated in the Marshall Islands, are as follows:
Entity	Vessel	Participation % December 31, 2023	Date Established /Acquired
Steadman Maritime Co.	-	49%	July 1, 2013
Goodway Maritime Co.	-	49%	September 22, 2015

Equity Method Investments Summarized Financial Information [Table Text Block]
The summarized combined financial information of the companies accounted for as equity method investment is as follows:

	December 31, 2022	December 31, 2023
Current assets	$11,697	$1,386
Non-current assets	91,471	-
Total assets	$103,168	$1,386

Current liabilities	$7,472	$123
Non-current liabilities	52,760	-
Total liabilities	$60,232	$123

	For the years ended December 31,
	2021	2022	2023
Voyage revenue	$43,088	$23,789	$13,832
Net income	$27,617	$4,686	$1,559